Basis of Presentation and Significant Accounting Policies - (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Allowance for doubtful accounts activity
Accounts receivable allowance for doubtful accounts and credit memos activity is presented in the table below:

	2015	2014	2013
Balance, beginning of year	$2,471	$2,744	$2,829
Add Provision charged to expense	678	184	268
Recoveries	26	105	158
Less Charges against allowance	(795)	(562)	(511)
Balance, end of year	$2,380	$2,471	$2,744

Non-cash investing financing activities and supplemental cash flow information
Non-cash investing and financing activities and supplemental disclosures of consolidated cash flow information are as follows:

	Year ended December 31,
	2015	2014	2013
Non-cash investing and financing activities:
Capital expenditures financed by accounts payable	$667	$434	$1,219
Capital lease obligations	—	873	21
Property, plant and equipment subject to build-to-suit lease	13,735	—	—
Cash paid during the year for:
Interest	32,934	32,278	33,266
Income taxes	1,980	1,800	2,417
Cash received during the year for:
Income tax refunds	1,798	2,284	3,015

Allowance for obsolete inventory [Table Text Block]
Excess and obsolete inventory allowance activity is presented in the table below:

	2015	2014	2013
Balance, beginning of year	$18,852	$8,991	$9,477
Add Provision charged to expense	28,903	11,959	2,217
Less Charges against allowance	(34,680)	(2,098)	(2,703)
Balance, end of year	$13,075	$18,852	$8,991

Estimated useful lives of plant and equipment
The Company provides for depreciation of plant and equipment sufficient to amortize the cost over their estimated useful lives as follows:

Buildings and building improvements	5 – 40 years
Plant equipment	5 – 20 years
Furniture and fixtures	2 – 10 years
Vehicles and office equipment	3 – 10 years

Basic and diluted earnings per share calculations
The following table is a reconciliation of the basic and diluted earnings (loss) per common share calculations:

	Year ended December 31,
	2015	2014	2013
Numerator:
Loss from continuing operations	$(212,781)	$(122,718)	$(41,874)
Income from discontinued operations, net of income taxes	3,016	3,330	2,341
Net loss	$(209,765)	$(119,388)	$(39,533)
Denominator:
Weighted average common shares outstanding	23,553	23,359	23,214
Effect of dilutive securities:
Outstanding common stock equivalents	—	—	—
Denominator for diluted earnings (loss) per common share	23,553	23,359	23,214

Basic earnings (loss) per common share:
Continuing operations	$(9.04)	$(5.25)	$(1.80)
Discontinued operations	0.13	0.14	$0.10
Net basic loss per common share	$(8.91)	$(5.11)	$(1.70)

Diluted earnings (loss) per common share:
Continuing operations	$(9.04)	$(5.25)	$(1.80)
Discontinued operations	0.13	0.14	0.10
Net diluted loss per common share	$(8.91)	$(5.11)	$(1.70)
Excluded outstanding share-based awards having an anti-dilutive effect	1,071	388	717
Excluded "in the money" portion of Convertible Notes having an anti-dilutive effect	—	365	2,032

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
As a result of the retrospective adjustment of the change in accounting principle, certain amounts in the Company's Consolidated Statements of Operations and Comprehensive loss for the years ended December 31, 2014 and 2013 were adjusted as follows (also reflects the effect of discontinued operations discussed at Note 2 - Discontinued Operation to the consolidated financial statements):

	Year Ended December 31, 2014
	As originally reported	Effect of change in accounting method	As adjusted	Effect of discontinued operations	As further adjusted
Cost of materials (exclusive of depreciation and amortization)	$746,443	$3,965	$750,408	$(97,981)	$652,427
Operating loss	(98,874)	(3,965)	(102,839)	(6,354)	(109,193)
Loss from continuing operations before income taxes and equity in earnings (losses) of joint venture	(143,745)	(3,965)	(147,710)	(5,642)	(153,352)
Income tax benefit	(1,353)	(19,278)	(20,631)	(2,312)	(22,943)
Loss from continuing operations before equity in earnings (losses) of joint venture	(142,392)	15,313	(127,079)	(3,330)	(130,409)
Net loss	(134,701)	15,313	(119,388)	—	(119,388)
Net basic and diluted loss per common share	$(5.77)	$0.66	$(5.11)	$—	$(5.11)
Change in unrecognized pension and postretirement benefit costs	(21,445)	8,449	(12,996)	—	(12,996)
Other comprehensive (loss) income	(26,822)	8,449	(18,373)	—	(18,373)
Comprehensive loss	(161,523)	23,762	(137,761)	—	(137,761)

	Year Ended December 31, 2013
	As originally reported	Effect of change in accounting method	As adjusted	Effect of discontinued operations	As further adjusted
Cost of materials (exclusive of depreciation and amortization)	$779,208	$8,918	$788,126	$(95,953)	$692,173
Operating loss	(15,672)	(8,918)	(24,590)	(4,278)	(28,868)
Loss from continuing operations before income taxes and equity in earnings (losses) of joint venture	(60,744)	(8,918)	(69,662)	(4,097)	(73,759)
Income tax benefit	(19,795)	(3,347)	(23,142)	(1,756)	(24,898)
Loss from continuing operations before equity in earnings (losses) of joint venture	(40,949)	(5,571)	(46,520)	(2,341)	(48,861)
Net loss	(33,962)	(5,571)	(39,533)	—	(39,533)
Net basic and diluted loss per common share	$(1.46)	$(0.24)	$(1.70)	$—	$(1.70)
Change in unrecognized pension and postretirement benefit costs	4,623	—	4,623	—	4,623
Other comprehensive (loss) income	2,328	—	2,328	—	2,328
Comprehensive loss	(31,634)	(5,571)	(37,205)	—	(37,205)
The Consolidated Balance Sheet at December 31, 2014 was adjusted as follows (also reflects the effect of discontinued operations discussed at Note 2 - Discontinued Operation to the consolidated financial statements):

	December 31, 2014
	As originally reported	Effect of change in accounting method	As adjusted	Effect of discontinued operations	As further adjusted
Inventories	$236,932	$122,698	$359,630	$(19,320)	$340,310
Deferred income tax liability	8,360	20,369	28,729	—	28,729
(Accumulated deficit) retained earnings	(29,424)	93,880	64,456	—	64,456
Accumulated other comprehensive loss	(45,565)	8,449	(37,116)	—	(37,116)

The Consolidated Statements of Cash Flows for the years ended December 31, 2014 and 2013 were adjusted as follows (also reflects the effect of discontinued operations discussed at Note 2 - Discontinued Operation to the consolidated financial statements):

	Year Ended December 31, 2014
	As originally reported	Effect of change in accounting method	As adjusted	Effect of discontinued operations	As further adjusted
Net loss	$(134,701)	$15,313	$(119,388)	$—	$(119,388)
Deferred income taxes	184	(19,278)	(19,094)	(1,983)	(21,077)
Increase (decrease) from changes in inventories	(26,941)	3,965	(22,976)	2,963	(20,013)

	December 31, 2013
	As originally reported	Effect of change in accounting method	As adjusted	Effect of discontinued operations	As further adjusted
Net loss	$(33,962)	$(5,571)	$(39,533)	$—	$(39,533)
Deferred income taxes	(24,089)	(3,347)	(27,436)	(1,434)	(28,870)
Increase (decrease) from changes in inventories	87,316	8,918	96,234	(256)	95,978